Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives of Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Plant equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Plant equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Vehicles and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Vehicles and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years